INCOME TAXES	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 4. INCOME TAXES

As of December 31, 2013

Deferred tax assets:
Net operating tax carry forwards	$248,796
Other	-0-
Gross deferred tax assets	248,796
Valuation allowance	(248,796))
Net deferred tax assets	$-0-

As of  December 31 ,  2013 the Company has a  Deferred Tax Asset of  $248,796 completely attributable to net operating loss carry forwards  of approximately $ 731,753  ( which expire 20 years from the date the loss was incurred) .

Realization of deferred tax assets is dependent upon sufficient future taxable income during the period that deductible temporary differences and carry forwards are expected to be available to reduce taxable income. The achievement of required future taxable income is uncertain. As a result, the Company has the Company recorded a valuation allowance reducing all deferred tax assets to 0.

Income tax is calculated at the 34% Federal Corporate Rate.

NOTE 4. INCOME TAXES

As of September 30, 2013

Deferred tax assets:
Net operating tax carry forwards	$175,556
Other	-0-
Gross deferred tax assets	175,556
Valuation allowance	(175,556))
Net deferred tax assets	$-0-

As of  September 30 ,  2013 the Company has a  Deferred Tax Asset of  $175,556 completely attributable to net operating loss carry forwards  of approximately $ 522,224  ( which expire 20 years from the date the loss was incurred) .

Realization of deferred tax assets is dependent upon sufficient future taxable income during the period that deductible temporary differences and carry forwards are expected to be available to reduce taxable income. The achievement of required future taxable income is uncertain. As a result, the Company has the Company recorded a valuation allowance reducing all deferred tax assets to 0.

Income tax is calculated at the 34% Federal Corporate Rate.